Net Loss Per Share - Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Issuable Upon Exercise of Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	40,820,828	36,121,292	38,654,688
Shares Issuable Upon Vesting of Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	795,940	3,391,172	8,315,206